SHARE-BASED COMPENSATION (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Shares
Balance, January 1, 2016	974,570	1,479,494	2,170,043
Granted	60,000	23,076	556,200
Cancelled / Forfeited	(350,000)	(528,000)	(1,246,749)
Ending Balance	684,570	974,570	1,479,494
Vested and exercisable at December 31, 2015	654,570
Weighted Average Remaining Contractual term
Balance, September 30, 2016	4 years 2 months 12 days
Vested and exercisable at September 30, 2016	4 years 1 month 6 days
Balance. January 1, 2013
Number of Shares
Price range, lower limit			$ 1.49
Price range, upper limit			4.65
Granted
Number of Shares
Price range, lower limit	$ 1.24	$ 1.30	1.19
Price range, upper limit	1.24	1.30	1.50
Cancelled / forfeited
Number of Shares
Price range, lower limit	1.25	1.50	1.19
Price range, upper limit	1.50	4.60	4.65
Balance, December 31, 2013
Number of Shares
Price range, lower limit			1.25
Price range, upper limit			$ 4.60
Balance, December 31, 2014
Number of Shares
Price range, lower limit		1.25
Price range, upper limit		$ 3.74
Balance, December 31, 2015
Number of Shares
Price range, lower limit	1.24
Price range, upper limit	3.74
Vested and exercisable at December 31,2015
Number of Shares
Price range, lower limit	1.24
Price range, upper limit	$ 3.74